Note 8 - Short-Term Borrowings and Long-Term Debt (Details Textual)		12 Months Ended
	Sep. 03, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015
Short-Term Borrowings and Long-Term Debt [Line Items]
Proceeds from Issuance of Other Long-term Debt	$ 669,000,000
Debt Issuance Cost	8,000,000
Qualified Cash		$ 15,000,000	$ 15,000,000
Excess Availability, Percentage of Lender Commitments, Threshold Triggering Cash Dominion Control		15.00%
Percentage of Stock of Material Domestic Subsidiaries Securing Credit Agreement		100.00%
Percentage of Stock of Material First Tier Foreign Subsidiaries Securing Credit Agreement		65.00%
Term Collateral, Carrying Value		$ 1,873,000,000
ABL Collateral, Carrying Value			1,964,000,000
Term Credit Agreements, U.S. Liquidity, Threshold Below which No Prepayment is Required		100,000,000
Term Credit Agreements, Prepayment Required in Next Fiscal Year		$ 0	$ 0
Term Credit Agreements, First Lien Term Credit Agreement, Maximum Secured Leverage Ratio		2.75	3.75	3.25
Term Credit Agreements, EBITDA in Excess of the EBITDA Necessary to Satisfy the Secured Leverage Ratio		$ 33,000,000
First Lien Term Loan [Member]
Short-Term Borrowings and Long-Term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate		6.25%
LIBOR Floor Percentage		1.00%
Alternate Base Rate		5.25%
Second Lien Note Holders [Member]
Short-Term Borrowings and Long-Term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate		9.50%
LIBOR Floor Percentage		1.25%
Alternate Base Rate		8.50%
Restricted Cash [Member]
Short-Term Borrowings and Long-Term Debt [Line Items]
Eligible Cash		$ 30,000,000	$ 20,000,000
ABL Credit Facility [Member]
Short-Term Borrowings and Long-Term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	200,000,000
Long-term Line of Credit		118,000,000
Line of Credit Facility, Current Borrowing Capacity		$ 16,000,000	29,000,000
Fixed Charged Coverage Ratio Required		1.00
Excess Availability Below Which the Fixed Charge Coverage Ratio is Triggered		15.00%
Line of Credit Facility, Remaining Borrowing Capacity		$ 30,000,000	31,000,000
Excess Availability, Calculation, Percentage of Eligible Receivables Less a Dilution Reserve		85.00%
Excess Availability, Calculation, Percentage of Net Orderly Liquidation Value		85.00%
Excess Availability, Calculation, Percentage of Eligible Inventory		75.00%
Excess Availability, Calculation, Qualified Cash, Maximum		$ 15,000,000
Lender Commitments, Threshold Trigger, Excess Availability Amount		30,000,000	$ 30,000,000
Debt Instrument Covenant, Fixed Charge Coverage Ratio, Exceeded Amount		$ 17,000,000
ABL Credit Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR)
Short-Term Borrowings and Long-Term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.75%
ABL Credit Facility [Member] | Minimum [Member] | Base Rate
Short-Term Borrowings and Long-Term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
ABL Credit Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR)
Short-Term Borrowings and Long-Term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate		3.25%
ABL Credit Facility [Member] | Maximum [Member] | Base Rate
Short-Term Borrowings and Long-Term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.25%
ABL Credit Facility [Member] | Letter of Credit [Member]
Short-Term Borrowings and Long-Term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	150,000,000
Term Credit Agreement [Member]
Short-Term Borrowings and Long-Term Debt [Line Items]
Debt Instrument, Face Amount	695,000,000
Proceeds from Issuance of Other Long-term Debt	664,000,000
Debt Instrument, Unamortized Discount	15,000,000
Debt Issuance Cost	16,000,000
Term Credit Agreement [Member] | First Lien Term Loan [Member] | Between First and Second Anniversary [Member]
Short-Term Borrowings and Long-Term Debt [Line Items]
Repayment Rate		1.00%
First Lien Term Loan [Member]
Short-Term Borrowings and Long-Term Debt [Line Items]
Debt Instrument, Face Amount	420,000,000
Second Lien Note Holders [Member]
Short-Term Borrowings and Long-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 275,000,000